ForeInvestors Choice Variable Annuity – I Share

Supplement Dated August 4, 2020 to your Prospectus dated May 1, 2020

American Century VP Income & Growth Fund

Effective September 25, 2020, the American Century VP Income & Growth Fund is renamed American Century VP Disciplined Core Value Fund. All references to American Century VP Income & Growth Fund in the prospectus are deleted and replaced with American Century VP Disciplined Core Value Fund.

This Supplement Should Be Retained For Future Reference.

FIC-I-080420-NC